CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating revenues
Contract revenues	$ 142	$ 213	$ 164	$ 292	$ 335
Management contract revenues	36	56	40	77	88
Total operating revenues	187	284	219	390	452
Operating expenses
Depreciation	(21)	(35)	(41)	(50)	(83)
Amortization of intangibles	0	(15)	0	(18)	0
Management contract expenses	(31)	(36)	(79)	(49)	(115)
Selling, general and administrative expenses	(7)	(19)	(21)	(27)	(36)
Total operating expenses	(149)	(259)	(306)	(363)	(566)
Other operating items
Loss on impairment of long-lived assets	0	0	152	0	152
Gain on disposals	2	0	11	0	11
Other operating income	0	0	0	0	3
Total other operating items	2	0	(141)	0	(138)
Operating profit/(loss)	40	25	(228)	27	(252)
Financial and other non-operating items
Interest income	0	2	1	3	1
Interest expense	(7)	(30)	(22)	(40)	(79)
Share in results from associated companies (net of tax)	(2)	(8)	0	(6)	1
Gain on derivative financial instruments	1	2	0	7	0
Foreign exchange (loss)/gain	8	(11)	15	(3)	9
Reorganization items, net	3,651	(5)	(27)	(10)	(230)
Other financial items	21	(3)	0	(1)	(13)
Total financial and other non-operating items, net	3,672	(53)	(33)	(50)	(311)
(Loss)/profit before income taxes	3,712	(28)	(261)	(23)	(563)
Income tax expense	(2)	(8)	(9)	(9)	(11)
(Loss)/profit from continuing operations	3,710	(36)	(270)	(32)	(574)
Loss from discontinued operations	(4)	0	(24)	0	(31)
Net (loss)/profit	$ 3,706	$ (36)	$ (294)	$ (32)	$ (605)
Basic (loss)/earnings per share from continuing operations (in USD per share)	$ 36.96	$ (0.72)	$ (2.69)	$ (0.64)	$ (5.72)
Diluted (loss)/earnings per share from continuing operations (in USD per share)	36.96	(0.72)	(2.69)	(0.64)	(5.72)
Basic loss per share from discontinued operations (in USD per share)	(0.04)	0	(0.24)	0	(0.31)
Diluted loss per share from discontinued operations (in USD per share)	(0.04)	0	(0.24)	0	(0.31)
Basic (loss)/earnings per share (in USD per share)	36.92	(0.72)	(2.93)	(0.64)	(6.03)
Diluted (loss)/earnings per share (in USD per share)	$ 36.92	$ (0.72)	$ (2.93)	$ (0.64)	$ (6.03)
Retained loss
Financial and other non-operating items
Net (loss)/profit		$ (36)
Reimbursable revenues/ expenses
Operating revenues
Revenue	$ 4	8	$ 9	$ 12	$ 17
Operating expenses
Expenses	(4)	(7)	(8)	(10)	(16)
Other revenues
Operating revenues
Revenue	5	7	6	9	12
Vessel and rig operating expenses
Operating expenses
Expenses	$ (86)	$ (147)	$ (157)	$ (209)	$ (316)